Research and Development Costs - Total Amounts of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expenses by nature [abstract]
Research and development costs	¥ 72,043	¥ 74,071	¥ 70,100